Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Long Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) | Short Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Long Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Portfolio - Managed Volatility Conservative Fund (Class 1) | Short Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%